NOTE 5 – INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Feb. 29, 2024	Aug. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
NOTE 6 - INTANGIBLE ASSETS
	February 29, 2024	August 31, 2023
Movie copyrights - Love over the world	$853,333	$853,333
Sitcom copyrights - Chujian	640,000	640,000
Movie copyrights - A story as a picture	422,400	422,400
Movie copyrights - Our treasures	936,960	936,960
Movie broadcast right- On the way	256,000	256,000
Movie copyrights - Too simple	1,271,265	1,271,265
Movie copyrights - Confusion	1,024,000	1,024,000
Movie copyrights - Amazing Data	300,000	300,000
Movie copyrights - Nice to meet you	300,000	300,000
Movie copyrights – 6 movies	695,789	—
TV drama copyright - 20 episodes	295,000	295,000
Movie broadcast rights – 59 movies	2,439,840	2,439,840
NFT MMM platform	280,000	280,000
Total cost	9,714,587	9,018,798
Accumulated amortization	(8,636,170)	(7,563,688)
Intangible assets, net	$1,078,417	$1,455,110

	August 31, 2023	August 31, 2022
Movie copyrights - Love over the world	$853,333	$853,333
Sitcom copyrights - Chujian	640,000	640,000
Movie copyrights - A story as a picture	422,400	422,400
Movie copyrights - Our treasures	936,960	936,960
Movie broadcast right- On the way	256,000	256,000
Movie copyrights - Too simple	1,271,265	1,271,265
Movie copyrights - Confusion	1,024,000	1,024,000
Movie copyrights - Amazing Data	300,000	—
Movie copyrights - Nice to meet you	300,000	—
TV drama copyright - 20 episodes	295,000	190,000
Movie and TV series broadcast rights	2,439,840	2,439,840
NFT MMM platform	280,000	280,000
Total cost	9,018,798	8,313,798
Accumulated amortization	(7,563,688)	(4,515,516)
Intangible assets, net	$1,455,110	$3,798,282

NOTE 5 - INTANGIBLE ASSETS - Estimated Amortization Expense
Twelve months ending February 28,	Amortization expense
2024	$872,272
2025	206,145
Total	$1,078,417

Twelve months ending August 31, 2023	Amortization expense
2024	$1,362,610
2025	92,500
Total	$1,455,110